Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of Income
Net revenue from services rendered	R$ 339,892	R$ 296,717	R$ 172,204
General and administrative expenses	(124,245)	(113,287)	(90,755)
Operating profit	215,647	183,430	81,449
Finance income	10,050	21,161	8,723
Finance expenses	(13,097)	(12,476)	(12,472)
Finance profit/(loss), net	(3,047)	8,865	(3,749)
Profit before income taxes	212,600	192,115	77,700
Income taxes	(43,446)	(36,483)	(21,022)
Profit for the year	169,154	155,632	56,678
Attributable to the quotaholders of the parent company	170,199	151,373	56,613
Attributable to non-controlling interests	R$ (1,045)	R$ 4,259	R$ 65
Basic and diluted earnings per quota	R$ 19.60	R$ 17.41	R$ 6.54